Equity - Earnings per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 19, 2017 MXN ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($) $ / shares shares	Dec. 31, 2016 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($)
Equity
Net (loss) income for the period		$ (34,674)	$ (682,500)	$ (651,788)	$ 3,478,598
Weighted average number of shares outstanding (in thousands):
Basic		1,011,877	1,011,877	1,011,877	1,011,877
Diluted		1,011,877	1,011,877	1,011,877	1,011,877
LPS - EPS:
Basic | (per share)		$ (0.034)	$ (0.674)	$ (0.644)	$ 3.438
Diluted | (per share)		$ (0.034)	$ (0.674)	$ (0.644)	$ 3.438
Legal reserve		$ 14,794		$ 291,178	$ 38,250	$ 291,178
Legal reserve as a percent of capital stock		9.80%		9.80%		9.80%
Amount allocated to legal reserve | $	$ 252,928
Withholding tax on dividends distributions (as a percent)		10.00%	10.00%